Acquisitions/Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions/Divestitures
Business acquisition, purchase price allocation

2014 Acquisitions

	Amortization	Total
($ in millions)	Life (in Years)	Acquisitions
Current assets		$56
Fixed assets/noncurrent assets		39
Intangible assets:
Goodwill	N/A	442
Completed technology	5-7	68
Client relationships	7	77
Patents/trademarks	1-7	18
Total assets acquired		701
Current liabilities		(26)
Noncurrent liabilities		(67)
Total liabilities assumed		(93)
Total purchase price		$608

N/A - Not applicable

2013 Acquisitions

	Amortization		Other
($ in millions)	Life (in Years)	SoftLayer	Acquisitions
Current assets		$80	$97
Fixed assets/noncurrent assets		300	41
Intangible assets
Goodwill	N/A	1,285	961
Completed technology	5-7	290	181
Client relationships	6-7	245	97
In-process R&D	N/A	2	—
Patents/trademarks	2-7	75	32
Total assets acquired		2,277	1,408
Current liabilities		(56)	(61)
Noncurrent liabilities		(244)	(105)
Total liabilities assumed		(300)	(166)
Total purchase price		$1,977	$1,242

N/A - not applicable

2012 Acquisitions

($ in millions)
	Amortization		Other
	Life (in Years)	Kenexa	Acquisitions
Current assets		$133	$278
Fixed assets/noncurrent assets		98	217
Intangible assets
Goodwill	N/A	1,014	1,880
Completed technology	3 - 7	169	403
Client relationships	4 - 7	179	194
In-process R&D	N/A	—	11
Patents/trademarks	1 - 7	39	37
Total assets acquired		1,632	3,020
Current liabilities		(93)	(143)
Noncurrent liabilities		(188)	(264)
Total liabilities assumed		(281)	(407)
Total purchase price		$1,351	$2,613

N/A - not applicable

Discontinued operation, summarized financial information

($ in millions)
For the year ended December 31:	2014	2013	2012
Total revenue	$1,335	$1,384	$1,633
Loss from discontinued operations, before tax	$(619)	$(720)	$(638)
Loss on disposal, before tax	(4,726)	–	–
Total loss from discontinued operations, before income taxes	$(5,346)	$(720)	$(638)
Provision/(benefit) for income taxes	(1,617)	(322)	(243)
Loss from discontinued operations, net of tax	$(3,729)	$(398)	$(395)

The assets and liabilities at December 31, 2014 presented below are classified as held for sale.

($ in millions)
At December 31:	2014	2013
Assets:
Accounts receivable	$245	$166
Inventory	380	481
Property, plant & equipment, net	–	2,322
Other assets	92	90
Total assets	$717	$3,059
Liabilities:
Accounts payable	$177	$172
Deferred income	87	84
Other liabilities	163	20
Total liabilities	$427	$276